Subsequent Events (Acquisition of Property) (Details) (Subsequent Event [Member], USD $)	0 Months Ended
	Mar. 04, 2013 Vintage At Madison Crossing [Member] item	Jan. 30, 2013 Woodfield St. James [Member] item
Subsequent Event [Line Items]
Number of units	178	244
Number of buildings	12	9
Payments to acquire real estate properties	$ 15,300,000	$ 27,200,000